Related Party and Party-In-Interest Transactions (Details) - EBP Salaried DPS Plan - Master Trust - Altria Stock - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Plan interest in Master Trust, cost	$ 325	$ 293
Plan Interest in Master Trust, selling price	$ 367	$ 390